General Information, Organization and Basis of Preparation - Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2021
Tencent Music Entertainment Hong Kong Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)
Place of incorporation	Hong Kong
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Investment holding and music content distribution
Tencent Music Entertainment Beijing Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Technical support and consulting services
Yeelion Online Network Technology Beijing Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Technical support and consulting services
Tencent Music Entertainment Technology Shenzhen Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)
Place of incorporation	PRC
Date of Incorporation or acquisition	February 2017
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Guangzhou Shiyinlian Software Technology Co. Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)
Place of incorporation	PRC
Date of Incorporation or acquisition	October 2019
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Technical support and consulting service
Tencent Music Entertainment Shenzhen Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Guangxi Hexian Music Co., Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Guangxi Hexian Music Co., Ltd. (“Guangxi Hexian”), (formerly known as “Xizang Qiming Music Co., Ltd.”)
Place of incorporation	PRC
Date of Incorporation or acquisition	February 2018
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Music content investments and other investments
Shenzhen Lanren Online Technology Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)
Place of incorporation	PRC
Date of Incorporation or acquisition	March 2021
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Audio platform
Guangzhou Kugou Computer Technology Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Beijing Kuwo Technology Co Ltd [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016*
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services